OPERATING COSTS BY NATURE - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and benefits	$ 9,029	$ 8,885
Share-based compensation	4,225	7,947
Consulting and professional fees	2,288	1,380
Travel expense	562	552
Rent expense	703	682
Insurance expense	569	658
Computer expenses	789	697
Depreciation and amortization	202	262
Shareholder and investor relations	323	234
Listing and filing fees	251	140
Directors fees and expenses	227	163
Other expenses	1,139	491
General and administrative expense	$ 20,307	$ 22,091